Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Sequans Communications is responding to your comment letter dated December 21, 2018
Entity Registrant Name	SEQUANS COMMUNICATIONS
Entity Central Index Key	0001383395
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	80,024,707